Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,492,690.50
Total Fee Amount	206.14
Total Offset Amount	0.00
Net Fee	$ 206.14
Offering Table N/A
Offset Table N/A	N/A